Directors and Key Management compensation (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of transactions between related parties [text block]

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Benefits are accruing to the following number of key management personnel under:
Defined contribution plans	3	2	1
Share based payment schemes	3	2	3

Key management personnel compensation
Directors and Key Management compensation

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	€m	€m	€m
Short-term employee benefits	3.3	2.0	2.1
Share-based payment expense	6.3	1.4	0.9
Termination benefits	0.1	0.4	—
Non-Executive Director fees	0.4	0.3	0.2
Total Directors' and executive officers' compensation	10.1	4.1	3.2

All significant management decision making authority is vested within the Board of Directors and the executive team, therefore key management are considered to be the Directors and executive Officers.

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Benefits are accruing to the following number of key management personnel under:
Defined contribution plans	3	2	1
Share based payment schemes	3	2	3

Disclosure of related party [text block]

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	€m	€m	€m
Short-term employee benefits	3.3	2.0	2.1
Share-based payment expense	6.3	1.4	0.9
Termination benefits	0.1	0.4	—
Non-Executive Director fees	0.4	0.3	0.2
Total Directors' and executive officers' compensation	10.1	4.1	3.2
Related parties
Founder Preferred Shares
Nomad has issued Founder Preferred Shares to its Founder Entities.
The conditions of the Founder Preferred Shares Annual Dividend Amount for 2016 were not met and consequently no Founder Preferred Share Dividend was approved for issue.
The conditions of the Founder Preferred Shares Annual Dividend Amount in both 2017 and 2018 were met and further details relating to these dividends is set out in note 27.
Advisory Services Agreements
On June 15, 2015, the Company entered into an Advisory Services Agreement with Mariposa Capital, LLC, an affiliate of Mr. Franklin, and TOMS Capital LLC, an affiliate of Mr. Gottesman. Pursuant to the terms of the Advisory Services Agreement, Mariposa Capital, LLC and TOMS Capital LLC provide high-level strategic advice and guidance to the Company. Under the terms of the Advisory Services Agreement, Mariposa Capital, LLC and TOMS Capital LLC are entitled to receive an aggregate annual fee equal to $2.0 million, payable in quarterly installments. This agreement expires on June 1st annually and will be automatically renewed for successive one-year terms unless any party notifies the other parties in writing of its intention not to renew the agreement no later than 90 days prior to the expiration of the term. The agreement may only be terminated by the Company upon a vote of a majority of its directors. In the event that the agreement is terminated by the Company, the effective date of the termination will be six months following the expiration of the initial term or a renewal term, as the case may be.
Expenses of €218,313 and €138,285 for certain travel costs of Mariposa Capital, LLC and TOMS Capital LLC respectively in the year ending December 31, 2018 were reimbursed (year ended December 31, 2017: €130,454 and €232,379 respectively).
Directors and Key Management
All significant management decision making authority is vested within the Board of Directors and the Executive Team, therefore key management are considered to be the Directors and Executive Officers. Their remuneration has been disclosed in Note 9.
On September 11, 2017, the Company entered into an agreement to repurchase shares being sold in an underwritten secondary public offering by selling Shareholders, Pershing Square Capital Management, L.P. (“Pershing Square”). See Note 25 for a description of the transaction.
As part of the sale of the Iglo Group to Nomad Foods Limited, former Executive Officer and current Non-Executive Director, Paul Kenyon and former Executive Officer, Tania Howarth each acquired shares in the Company from Birds Eye Iglo Group LP Inc. Mr. Kenyon acquired 37,060 shares and Ms. Howarth acquired 38,956 shares at a price of $10.50 (€9.71) per share which was deemed to be at fair value. On June 12, 2017, Nomad repurchased 9,779,729 of our shares beneficially owned by Permira Funds ("Permira Repurchase") at a purchase price of $10.75 (approximately €9.60) per share, which represents a 25% discount to the closing price of our Ordinary Shares on June 9, 2017, for an aggregate purchase price of $105.1 million (approximately €93.9 million), in final settlement of indemnity claims against an affiliate of Permira Funds, of legacy tax matters that predated the Iglo Acquisition. In connection with the Permira Repurchase in 2017 (and upon removal of certain transfer restrictions relating to their shares), Mr. Kenyon and Ms. Howarth sold 26,372 and 27,721, shares, respectively, and no further shares were sold in 2018.
Lord Myners of Truro CBE, a Non-Executive Director, holds 72,028 Ordinary Shares in Nomad Foods Limited which includes 50,000 Ordinary Shares granted pursuant to a five-year option that expires on June 2, 2020 at a purchase price of $11.50 per share.
The Non-Executive Directors are eligible to an annual restricted stock grant issued under the LTIP which will vest on the earlier to occur of the date of the Company’s annual meeting of shareholders or thirteen months from the date of grant. Details of the annual annual restricted stock grants under the LTIP which have been issued in both 2017 and 2018 can be found in note 8(b).
As part of its long term incentive initiatives, the Company has granted 4,624,653 restricted shares to the management team (the “Management Share Awards”). The Directors and Executive Officers have all been awarded shares. The associated performance metrics and valuation method is detailed in Note 8(b).